Description of business (Tables)	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Entities [Table Text Block]
The following table lists the entities included in these consolidated and combined carve-out financial statements and their purpose as of June 30, 2015.

Jurisdiction of
Name	Incorporation	Purpose
Höegh LNG Partners LP	Marshall Islands	Holding Company
Höegh LNG Partners Operating LLC (100% owned)	Marshall Islands	Holding Company
Hoegh LNG Services Ltd (100% owned)	United Kingdom	Administration Services Company
Hoegh LNG Lampung Pte. Ltd. (100% owned)	Singapore	Owns 49% of PT Hoegh LNG Lampung
PT Hoegh LNG Lampung (49% owned) (1)	Indonesia	Owns PGN FSRU Lampung
SRV Joint Gas Ltd. (50% owned) (2)	Cayman Islands	Owns GDF Suez Neptune
SRV Joint Gas Two Ltd. (50% owned) (2)	Cayman Islands	Owns GDF Suez Cape Ann

(1) PT Hoegh LNG Lampung is a variable interest entity, which is controlled by Hoegh LNG Lampung Pte. Ltd. and is, therefore, 100% consolidated in the consolidated and combined carve-out financial statements.
(2) The remaining 50% interest in each joint venture is owned by Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co.